Note 10 - Commitments and Contingencies (Details) (USD $)	1 Months Ended	0 Months Ended				1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		208 Months Ended	6 Months Ended	1 Months Ended	11 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Nov. 18, 2014	Jun. 11, 2013	May 06, 2013	Jan. 02, 2013	Nov. 03, 2005	Sep. 20, 2012	Oct. 21, 2011	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012	Nov. 30, 2012	May 07, 2014	Jul. 25, 2015	Apr. 26, 2013	Dec. 04, 2014	Sep. 30, 2005	Sep. 15, 2014	Jul. 25, 2014	Aug. 27, 2013	Jan. 30, 2012	Jan. 09, 2012	Dec. 31, 2011	Mar. 15, 2012
Note 10 - Commitments and Contingencies (Details) [Line Items]
Purchase Obligation		$ 1,500,000
Purchase Price of Stock Percent		22.50%
Payments for Fees		10,000
Stock Issued During Period, Shares, New Issues (in Shares)		250,000								100,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)								$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Debt Instrument, Convertible, Threshold Trading Days	10
Joint Venture, Ownership Percentage					50.00%
Stock Issued During Period, Value, New Issues					625,066						516,111
Litigation Settlement, Amount							311,440
Litigation Settlement Shares (in Shares)							266,666
Shares Cancelled (in Shares)																							266,666
Gain Contingency, Unrecorded Amount				770,000
Proceeds from Legal Settlements				1,000,000
Property, Plant and Equipment, Gross								402,906	402,906	446,382	446,382	446,382		446,382
Asset Impairment Charges								17,600	17,600		878,276	4,570,007
Loss Contingency, Damages Sought, Value						1,000,000
Litigation Settlement Annuity Term			4 years
Other Income [Member] | MIG and SPD [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Proceeds from Legal Settlements													122,700
JMJ Financial Inc [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Requested Shares Of Common Stock Conversion (in Shares)																								1,226,049	1,000,000
Former President and Director [Member] | Restricted Stock [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency Damages Sought Shares (in Shares)										3,000,000
Mold Production Payments [Member] | MIG and SPD [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Property, Plant and Equipment, Gross				10,000
Asset Impairment Charges											710,000
Mold Production Payments [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Property, Plant and Equipment, Gross				10,000							50,000			50,000												760,000
Asset Impairment Charges											710,000			50,000	710,000
Advisory Fee Requirement [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Other Commitment																		100,000
Scenario, Plan [Member] | MIG and SPD [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Proceeds from Legal Settlements																125,000
First Two Payments [Member] | MIG and SPD [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Proceeds from Legal Settlements													26,667
Third Payment [Member] | MIG and SPD [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Proceeds from Legal Settlements													40,000
Final Nine Payments [Member] | MIG and SPD [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Proceeds from Legal Settlements													25,185
Scenario, Forecast [Member] | NLP Park West, LLC. [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Additional Rental Expense																	10,709
TCA Debentures [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Securities Purchase Agreement Amount To Be Purchased																		2,000,000
Convertible Notes Payable																		250,000
Globe Med Tech Inc. [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount							311,440
Litigation Settlement Shares (in Shares)							266,666
Shares Cancelled (in Shares)																							266,666
MIG and SPD [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount																320,000			5,000
Gain Contingency, Unrecorded Amount				770,000
Proceeds from Legal Settlements				1,000,000
Litigation Settlement Interest Received Percent																3.00%
SEC [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Damages Sought, Value						1,100,000
Cash Disbursement [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount			125,000
Annuity Payments [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount			320,000
JMJ Financial Inc [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Requested Shares Of Common Stock Conversion (in Shares)																											2,226,049
Maxxon Inc [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Intangible Asset, Patent, Ownership Percentage																				50.00%
Globe Med Tech Inc. [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Intangible Asset, Patent, Ownership Percentage																				50.00%
KVM [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																					250,000
Investment Agreement Term																					36 months
Shares Committed to Purchase (in Shares)																					1,500,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)																					$ 0.001
Percentage Of Common Stock Closing Price																					22.50%
Debt Instrument, Convertible, Threshold Trading Days																					3
Debt Instrument, Convertible, Threshold Consecutive Trading Days																					7 years
NLP Park West, LLC. [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract																						5 years
Base Rent																						$ 40,640
Annual Base Rent Increase, Percent																						3.00%